Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND

Class C

Supplement dated June 26, 2009, to the Prospectus dated July 1, 2008.

This supplement contains important information about the Funds referenced above.

At a meeting held on June 2, 2009, the Wells Fargo Funds Trust Board of Trustees unanimously approved the reopening of Class C shares of the Funds. Effective July 1, 2009, Class C shares of the Funds will re-open to new investors.

In the parenthetical on the bottom of the left hand column appearing on page 4 of the Prospectus and in the section “How to Open an Account” on page 45 of the Prospectus, all references to Class C shares of the Funds as “Closed” are deleted effective upon their re-opening to new investors.

TDR069/P601SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND

Supplement dated June 26, 2009, to the Statement of Additional Information dated July 1, 2008,

as previously supplemented on August 1, 2008, October 1, 2008, November 1, 2008, December 29, 2008,

January 16, 2009, March 1, 2009, March 31, 2009, April 17, 2009 and June 19, 2009.

This supplement contains important information about the Funds referenced above.

Effective July 1, 2009, Class C shares of the Funds will re-open to new investors. In the section “Additional Purchases and Redemption Information” beginning on page 39 of the Statement of Additional Information, all references to Class C shares of the Funds as “Closed” are deleted effective upon their re-opening to new investors.

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

Class A, Class B, Class C and Administrator Class

Supplement dated June 26, 2009, to the Prospectus dated February 1, 2009, as previously supplemented on

March 26, 2009, May 19, 2009 and June 23, 2009.

This supplement contains important information about the Small Company Value Fund (“the Fund”).

At a meeting held on June 2, 2009, the Wells Fargo Funds Trust Board of Trustees unanimously approved the reopening of Class A, Class C and Administrator Class shares of the Small Company Value Fund. Effective July 1, 2009, Class A and Class C shares of the Fund will re-open to new investors. References in the Prospectus to these classes as closed to new investors are deleted effective upon their re-opening.

Class B shares will remain closed to new investors and additional investments from existing shareholders, except in connection with reinvestment of any distributions and permitted exchanges of Class B shares for Class B shares of other Wells Fargo Advantage Funds, subject to the limitations described in the Fund’s Prospectuses in the section “How to Exchange Shares.”

EGR069/P901SP3

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

Class A, Class B, Class C and Administrator Class

Supplement dated June 26, 2009, to the Statement of Additional Information dated February 1, 2009,

as previously supplemented on March 1, 2009, March 26, 2009, March 31, 2009,

April 17, 2009, June 19, 2009 and June 23, 2009.

Small Company Value Fund

Effective July 1, 2009, Class A, Class C and the Administrator Class shares of the Fund will re-open to new investors. Class B shares will remain closed to new investors and additional investments from existing shareholders, except in connection with reinvestment of any distributions and permitted exchanges of Class B shares for Class B shares of other Wells Fargo Advantage Funds, subject to the limitations described in the Fund’s Prospectuses.

In the section “Additional Purchases and Redemption Information” beginning on page 46 of the Statement of Additional Information, all references to Class A, Class C and Administrator Class shares of the Fund as “Closed” are deleted effective upon their re-opening to new investors.